UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Geologic Resource Partners LLC

Address:  535 Boylston Street
          Boston, MA 02116

13F File Number: 28-11778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     George R. Ireland
Title:    Principal of GRI Holdings LLC, the Managing Member
Phone:    617-424-9900


Signature, Place and Date of Signing:


/s/ George R. Ireland         Boston, Massachusetts              04/27/07
------------------------    --------------------------      --------------------
       [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $38,638
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13-F File Number            Name
---      ---------------------            -----

1.        28-11774                        Geologic Resource Fund Ltd.


FORM 13F INFORMATION TABLE


COLUMN 1               COLUMN  2  COLUMN 3     COLUMN 4        COLUMN 5          COLUMN 6       COLUMN 7       COLUMN 8

                       TITLE                   VALUE     SHRS OR    SH/ PUT/   INVESTMENT       OTHER      VOTING AUTHORITY
NAME OF ISSUER         OF CLASS   CUSIP       (X$1000)   PRN AMT    PRN CALL   DISCRETION       MANAGERS  SOLE       SHARED     NONE
--------------         --------   -----       --------   -------    --- ----   ----------       --------  ----       ------     ----
AURIZON MINES LTD      COM        05155P106    7,005     2,001,097  SH         SHARED-DEFINED    1                0  2,001,097  0
AURIZON MINES LTD      COM        05155P106    3,881     1,108,803  SH         SOLE                       1,108,803          0  0
CAMECO CORP            COM        13321L108    6,697       163,572  SH         SHARED-DEFINED    1                0    163,572  0
CAMECO CORP            COM        13321L108    3,538        86,428  SH         SOLE                          86,428          0  0
MIRAMAR MINING CORP    COM        60466E100    4,865     1,028,596  SH         SHARED-DEFINED    1                0  1,028,596  0
MIRAMAR MINING CORP    COM        60466E100    2,821       596,404  SH         SOLE                         596,404          0  0
HERCULES OFFSHORE INC  COM        427093109    1,078        41,063  SH         SHARED-DEFINED    1                0     41,063  0
HERCULES OFFSHORE INC  COM        427093109      366        13,937  SH         SOLE                          13,937          0  0
KIMBER RES INC         COM        49435N101    2,094     1,224,687  SH         SHARED-DEFINED    1                0  1,224,687  0
KIMBER RES INC         COM        49435N101      742       433,980  SH         SOLE                         433,980          0  0
PERU COPPER INC        COM        715455101    4,099       997,428  SH         SHARED-DEFINED    1                0    997,428  0
PERU COPPER INC        COM        715455101    1,452       353,272  SH         SOLE                         353,272          0  0





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